OPTIONS AND NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2019
OPTIONS AND NONVESTED SHARES
Schedule of summary of stock options activity

A summary of stock options activity for the years ended December 31, 2019, 2018 and 2017 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price	Term in years	Intrinsic Value
		USD		USD
Outstanding as of January 1, 2017	314,491	10.32	3.84	30,568,083
Granted	—	—
Exercised	(85,242)	10.18		(7,868,258)
Forfeited and expired	—	—
Outstanding as of December 31, 2017	229,249	10.37	2.61	15,168,276
Granted	—	—
Exercised	(121,945)	9.71		(9,137,231)
Forfeited and expired	—	—
Outstanding as of December 31, 2018	107,304	11.13	2.28	7,570,681
Granted	—	—
Exercised	(49,900)	12.26		(3,910,884)
Forfeited and expired	—	—
Outstanding as of December 31, 2019	57,404	10.14	1.93	4,106,623
Vested as of December 31, 2019	57,404	10.14	1.93	4,106,623
Exercisable as of December 31, 2019	57,404	10.14	1.93	4,106,623

Schedule of summary of nonvested shares activity

A summary of nonvested shares activity for the year ended December 31, 2019, 2018 and 2017 is as follow:

	Number of	Grant date weighted
	nonvested shares	average fair value
		USD
Outstanding as of January 1, 2017	912,650	104.51
Granted	356,150	89.94
Vested	(353,694)	91.32
Forfeited	(1,080)	98.20
Outstanding as of December 31, 2017	914,026	103.95
Granted	333,620	79.23
Vested	(256,830)	100.91
Forfeited	(385,425)	98.86
Outstanding as of December 31, 2018	605,391	94.85
Granted	—	—
Vested	(244,481)	100.93
Forfeited	(6,300)	96.71
Outstanding as of December 31, 2019	354,610	90.63

Summary of restricted share units activity

A summary of restricted share units activity for the year ended December 31, 2019 is as follow:

	Number of	Grant date weighted
	restricted share units	average fair value
USD
Outstanding as of January 1, 2019	—	—
Granted	407,786	96.78
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2019	407,786	96.78